Share capital and reserves - Ordinary Shares Narrative (Details)								2 Months Ended		12 Months Ended
	Nov. 06, 2023 USD ($)	Jul. 06, 2023 shares	Jul. 01, 2022 shares	Aug. 05, 2021 USD ($)	Jan. 30, 2021 EUR (€) shares	Jan. 30, 2021 USD ($) $ / shares shares	Mar. 13, 2020 USD ($)	Feb. 27, 2024 EUR (€) shares	Feb. 27, 2024 USD ($) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Share repurchase programme | $	$ 500,000,000			$ 500,000,000			$ 300,000,000
Payments to acquire or redeem entity's shares | €										€ 170,900,000		€ 26,800,000		€ 77,600,000
Share based payment charge | €										€ 24,100,000		€ 8,100,000		5,100,000
Restricted Shares
Disclosure of classes of share capital [line items]
Number of equity instruments exercised (in shares)										761,544	761,544	237,800	237,800
Non-Executive Director | Restricted Shares
Disclosure of classes of share capital [line items]
Number of equity instruments exercised (in shares)		11,226	24,759
Ordinary shares
Disclosure of classes of share capital [line items]
Share price (in dollars per share) | $ / shares						$ 25.29					$ 16.33		$ 26.23		$ 24.50
Costs related to transactions | €												€ 200,000		€ 100,000
Number of shares repurchased (in shares)					507,396	507,396		447,962	447,962	11,314,705	11,314,705	1,160,547	1,160,547	3,090,082	3,090,082
Payments to acquire or redeem entity's shares					€ 10.5	$ 12.8		€ 7,100,000	$ 7,800,000	€ 170,900,000	$ 185,000,000	€ 26,800,000	$ 30,500,000	€ 67,100,000	$ 75,800,000
Ordinary shares | Non-Executive Director | Restricted Shares
Disclosure of classes of share capital [line items]
Number of equity instruments exercised (in shares)		18,450	13,817